MFS® Research Bond Fund
MFS® Research Bond Fund
SUPPLEMENT TO PROSPECTUS The date of this supplement is November 28, 2014.
MFS® Research Bond Fund
Effective immediately, the second paragraph of the sub-section entitled "Fees and Expenses" beneath the main heading "Summary of Key Information" is restated in its entirety as follows:

You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 (at least $100,000 effective December 29, 2014) in MFS Funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers or Reductions” on page 9 of the fund’s Prospectus and “Waivers of Sales Charges” on page H-1 of the fund’s Statement of Additional Information (“SAI”).

Effective immediately, the following is added after the table entitled “Shareholder Fees (fees paid directly from your investment)” in the sub-section entitled “Fees and Expenses” beneath the main heading “Summary of Key Information”:

Effective December 29, 2014, the Maximum Sales Charge on Class A and Class 529A shares will be reduced to 4.25%.

Effective December 29, 2014, the rows for Class A and Class 529A shares in the third paragraph of the sub-section entitled "Example" beneath the main heading "Summary of Key Information" are restated in their entirety as follows:
Expense Example MFS® Research Bond Fund (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
A	502	687	888	1,466
529A	507	713	935	1,573

Effective December 29, 2014, the rows for Class A and Class 529A shares in the "Performance Table" in the sub-section entitled "Performance Information" beneath the main heading "Summary of Key Information" are restated in their entirety as follows:
Average Annual Total Returns (For the Periods Ended December 31, 2013)
Average Annual Returns MFS® Research Bond Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
529A	529A Shares Returns Before Taxes	(5.30%)	7.16%	4.20%
A	A Shares Returns Before Taxes	(5.25%)	7.21%	4.40%
After Taxes on Distributions A	A Shares Returns After Taxes on Distributions	(6.46%)	5.70%	2.72%
After Taxes on Distributions and Sale of Fund Shares A	A Shares Returns After Taxes on Distributions and Sale of Fund Shares	(2.96%)	5.05%	2.74%